Sanford C. Bernstein Fund, Inc.

Schedule of Investments

California Municipal Portfolio

June 30, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.9%
Long-Term Municipal Bonds – 89.8%
California – 83.1%
Bay Area Toll Authority (Bay Area Toll Authority) Series 2021 2.22% (MUNIPSA + 0.30%), 04/01/2056(a)	$5,000	$4,884,240
2.33% (MUNIPSA + 0.41%), 04/01/2056(a)	13,415	12,937,747
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) Series 2024-B 5.25%, 07/01/2042	950	984,782
5.25%, 07/01/2044	8,865	9,093,244
AG Series 2024-B 4.00%, 07/01/2039	4,500	4,269,196
4.125%, 07/01/2041	3,000	2,774,644
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	5,000	5,261,711
Series 2024 5.00%, 08/01/2055	7,600	8,010,069
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 01/01/2055	10,000	10,330,964
5.00%, 11/01/2055	10,000	10,318,388
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,000	10,479,216
California Community Choice Financing Authority (Goldman Sachs Group) Series 2021 4.00%, 10/01/2052	7,015	7,035,095
Series 2023 5.00%, 12/01/2053	9,590	10,016,860
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	4,435	4,408,020
Series 2023 4.551% (SOFR + 1.63%), 07/01/2053(a)	5,000	5,000,888
4.591% (SOFR + 1.67%), 02/01/2054(a)	5,000	5,006,881
5.00%, 02/01/2054	14,770	15,545,886
California Community Choice Financing Authority (New York Life Insurance) Series 2024 5.00%, 01/01/2056	12,250	13,132,135
California Community Choice Financing Authority (Pacific Mutual Holding) Series 2024-F 5.00%, 02/01/2055	6,045	6,421,586

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055	$10,000	$10,636,344
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(b)	4,450	3,328,880
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(b)	1,330	1,089,309
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(b)	3,390	2,510,581
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-A 4.00%, 06/01/2037	510	486,138
4.00%, 06/01/2038	1,000	945,612
5.00%, 06/01/2027	800	820,626
5.00%, 06/01/2028	700	725,378
5.00%, 06/01/2030	500	523,859
5.00%, 06/01/2031	400	418,369
5.00%, 06/01/2032	300	312,416
California Earthquake Authority (California Earthquake Authority) Series 2022-A 5.603%, 07/01/2027	1,520	1,536,152
California Educational Facilities Authority (St. Mary’s College of California) Series 2023 5.25%, 10/01/2033	1,375	1,470,894
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2028	1,545	1,550,200
California Enterprise Development Authority (Real Journey Academies Obligated Group) Series 2024-A 5.00%, 06/01/2044(b)	2,000	1,895,942
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2027(b)	615	607,533
4.00%, 06/01/2031(b)	2,000	1,924,121
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2024 5.00%, 12/01/2034	1,265	1,350,898
5.00%, 12/01/2036	1,000	1,050,868

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (Cedars-Sinai Medical Center) Series 2015 5.00%, 11/15/2027	$6,500	$6,546,001
5.00%, 11/15/2028	6,000	6,039,959
5.00%, 11/15/2029	7,000	7,042,503
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2032	1,215	1,233,038
California Health Facilities Financing Authority (CommonSpirit Health Obligated Group) Series 2020-A 5.00%, 04/01/2034	750	807,568
California Health Facilities Financing Authority (Providence St. Joseph Health Obligated Group) Series 2019 5.00%, 10/01/2039	3,000	3,015,325
California Health Facilities Financing Authority (Sutter Health) Series 2018-A 5.00%, 11/15/2029	1,280	1,341,764
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	9,967	9,978,108
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	9,343	8,718,221
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	7,586	7,557,291
Series 2021-2, Class X 0.825%, 03/25/2035(c)	3,793	155,129
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	1,886	1,757,832
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	4,750	4,775,168
California Infrastructure & Economic Development Bank (Museum Associates) Series 2021 2.62% (MUNIPSA + 0.70%), 12/01/2050(a)	4,000	3,979,838
California Infrastructure & Economic Development Bank (Roseville Sustainable Energy Partner) Series 2024 5.00%, 07/01/2042	2,355	2,410,043
5.00%, 07/01/2044	2,000	2,032,455
California Municipal Finance Authority (California Municipal Finance Authority) Series 2025-2 3.536%, 02/20/2041	3,597	3,203,564

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Emerson College) Series 2017-B 5.00%, 01/01/2030	$1,000	$1,033,392
California Municipal Finance Authority (Generics Municipal Bond) Series 2025-A 5.25%, 01/01/2045(b)	1,500	1,417,465
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 12/31/2026	2,200	2,242,713
5.00%, 12/31/2028	1,000	1,034,362
5.00%, 06/30/2029	1,050	1,082,156
5.00%, 12/31/2029	2,150	2,213,741
5.00%, 12/31/2031	1,930	1,973,456
5.00%, 12/31/2033	1,500	1,524,902
5.00%, 12/31/2043	2,000	1,951,857
California Municipal Finance Authority (PRS-California Obligated Group) Series 2024 5.00%, 04/01/2034	410	445,179
5.00%, 04/01/2035	720	779,560
5.00%, 04/01/2038	500	524,675
5.00%, 04/01/2044	1,415	1,417,322
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 07/01/2027(b)	1,580	1,588,587
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2029(b)	2,900	2,967,643
5.00%, 07/01/2039(b)	2,465	2,489,387
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(b)	1,500	1,534,378
California School Finance Authority (Kipp SoCal Public Schools Obligated Group) Series 2020-A 4.00%, 07/01/2040(b)	1,305	1,172,564
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.25%, 06/01/2042(b)	1,000	1,033,771
California School Finance Authority (Partnerships to Uplift Communities Series 2023 Obligated Group) Series 2023 5.00%, 08/01/2033(b)	650	663,496
5.25%, 08/01/2038(b)	500	503,785

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Rex & Margaret Fortune School of Education) Series 2024 5.00%, 06/01/2044(b)	$2,000	$1,858,010
California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(b)	570	568,833
Series 2016-A 5.00%, 06/01/2031(b)	1,000	1,000,454
California State Public Works Board (California State Public Works Board Lease) Series 2017-H 5.00%, 04/01/2030	2,000	2,068,163
5.00%, 04/01/2031	2,000	2,065,800
5.00%, 04/01/2032	1,270	1,308,700
Series 2025 5.00%, 04/01/2043	2,000	2,118,389
5.00%, 04/01/2044	2,000	2,110,429
5.00%, 04/01/2045	2,385	2,501,474
California State Public Works Board (State of California Lease) Series 2022-A 5.00%, 08/01/2027	7,000	7,350,827
Series 2022-B 5.00%, 06/01/2026	10,000	10,206,661
Series 2023 5.00%, 09/01/2026	5,000	5,134,241
Series 2024 5.05%, 04/01/2032	2,000	2,052,476
5.06%, 04/01/2033	1,000	1,015,232
California State University (California State University) Series 2017-A 5.00%, 11/01/2033	5,620	5,810,487
Series 2020-A 5.00%, 11/01/2030	600	658,730
5.00%, 11/01/2031	400	437,813
Series 2020-D 1.49%, 11/01/2028	1,500	1,384,418
Series 2021-B 2.274%, 11/01/2034	7,000	5,699,037
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2029	1,210	1,241,065
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2027	720	745,123
5.00%, 04/01/2028	535	565,410
California Statewide Communities Development Authority (John Muir Health Obligated Group) Series 2024-A 5.00%, 12/01/2041	3,250	3,408,756

	Principal Amount (000)	U.S. $ Value

5.25%, 12/01/2040	$2,400	$2,598,971
5.25%, 12/01/2044	2,725	2,851,721
California Statewide Communities Development Authority (Lancer Educational Housing) Series 2016 5.00%, 06/01/2036(b)	3,250	3,255,524
Series 2019 5.00%, 06/01/2034(b)	755	768,659
5.00%, 06/01/2039(b)	1,800	1,775,444
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2014 5.25%, 12/01/2034	4,500	4,502,224
Series 2018-A 5.00%, 12/01/2027(b)	250	257,135
5.00%, 12/01/2033(b)	1,000	1,014,145
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2029(b)	570	578,725
California Statewide Communities Development Authority (Redlands Community Hospital Obligated Group) Series 2016 5.00%, 10/01/2027	2,360	2,388,246
5.00%, 10/01/2028	1,230	1,243,346
5.00%, 10/01/2033	2,135	2,144,228
California Statewide Communities Development Authority (Southern California Edison) Series 2023 4.50%, 11/01/2033	6,700	6,850,121
Central Valley Energy Authority (Pacific Mutual Holding) Series 2025 5.00%, 12/01/2055	1,000	1,065,894
City of Fremont CA Community Facilities District No. 1 (City of Fremont CA Community Facilities District No. 1) Series 2015 5.00%, 09/01/2027	1,000	1,002,655
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-C 5.00%, 06/01/2043	2,000	2,119,915
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2017 5.00%, 05/15/2029	1,145	1,158,599
Series 2017-A 5.00%, 05/15/2028	1,440	1,483,716

	Principal Amount (000)	U.S. $ Value

5.00%, 05/15/2031	$1,275	$1,306,171
Series 2018 5.00%, 05/15/2031	3,000	3,146,543
5.00%, 05/15/2035	1,190	1,214,785
Series 2019 4.00%, 05/15/2044	4,205	3,788,890
Series 2019-A 5.00%, 05/15/2038	4,315	4,391,022
Series 2020-C 5.00%, 05/15/2031	5,000	5,325,003
5.00%, 05/15/2039	2,655	2,702,639
Series 2021 5.00%, 05/15/2030	5,020	5,378,353
5.00%, 05/15/2033	4,735	5,052,684
5.00%, 05/15/2035	1,685	1,766,889
Series 2021-D 4.00%, 05/15/2040	2,165	2,051,242
Series 2022 4.00%, 05/15/2036	1,300	1,292,333
4.00%, 05/15/2041	1,100	1,034,095
5.00%, 05/15/2032	4,000	4,295,155
Series 2022-A 4.00%, 05/15/2041	6,160	5,790,932
Series 2025 5.00%, 05/15/2026	3,500	3,553,319
5.00%, 05/15/2036	1,050	1,126,285
5.00%, 05/15/2037	1,065	1,131,348
City of Los Angeles Department of Airports (Prerefunded - US Treasuries) Series 2021 5.00%, 05/15/2033	265	289,455
City of Riverside CA Sewer Revenue (City of Riverside CA Sewer Revenue) Series 2015-A 5.00%, 08/01/2027	2,000	2,003,676
5.00%, 08/01/2030	3,320	3,325,693
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2028	1,010	1,049,752
5.00%, 09/01/2030	1,295	1,334,969
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2031	995	1,009,257
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose Intl Airport SJC) Series 2017-A 5.00%, 03/01/2027	2,480	2,547,140
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 4.00%, 08/01/2047(b)	345	301,709

	Principal Amount (000)	U.S. $ Value

Compton Community Redevelopment Agency Successor Agency (Compton Community Redevelopment Agency Successor Agency) AG Series 2022-A 5.25%, 08/01/2032	$3,925	$4,383,282
Contra Costa Transportation Authority Sales Tax Revenue (Contra Costa Transportation Authority Sales Tax Revenue) Series 2017-A 5.00%, 03/01/2030	1,250	1,297,408
Coronado Community Development Agency Successor Agency (Coronado Community Development Agency Successor Agency) Series 2018-A 5.00%, 09/01/2033	1,995	2,000,727
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(b)	1,500	1,183,611
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(b)	3,325	2,614,155
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	4,000	3,037,834
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(b)	5,000	3,892,197
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A1 2.875%, 08/01/2041(b)	3,410	2,998,746
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(b)	1,000	774,395
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 3.20%, 09/01/2046(b)	5,000	3,538,464
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(b)	2,355	1,810,006

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(b)	$2,000	$1,619,746
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(b)	3,000	2,412,785
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)	4,000	2,976,494
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	1,500	978,138
East County Advanced Water Purification Joint Powers Authority (East County Advanced Water Purification Joint Powers Authority) Series 2024 5.00%, 09/01/2026	5,500	5,619,619
Fontana Redevelopment Agency Successor Agency (Fontana Redevelopment Agency Successor Agency) Series 2017-A 5.00%, 10/01/2031	1,750	1,828,603
Foothill-De Anza Community College District (Foothill-De Anza Community College District) AMBAC Series 2007-A Zero Coupon, 08/01/2034	1,000	741,824
Foothill-Eastern Transportation Corridor Agency (Foothill-Eastern Transportation Corridor Agency) Series 2021-A 4.00%, 01/15/2046	3,290	3,095,350
Series 2021-C 4.00%, 01/15/2043	1,889	1,792,482
Fremont Union High School District (Fremont Union High School District) Series 2024 5.00%, 08/01/2026	1,000	1,028,397
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Lease) Series 2021 2.746%, 06/01/2034	3,165	2,737,235
3.115%, 06/01/2038	2,500	2,011,737
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	4,765	4,335,855

	Principal Amount (000)	U.S. $ Value

Lake Elsinore Public Financing Authority (Prerefunded - US Treasuries) Series 2015 5.00%, 09/01/2035	$2,295	$2,302,665
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.50%, 11/15/2037	3,700	4,088,307
Long Beach Unified School District (Long Beach Unified School District) Series 2010-A 5.00%, 08/01/2025	1,000	1,001,659
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-C 5.00%, 07/01/2039	2,500	2,603,272
Series 2024-B 5.00%, 07/01/2036	2,000	2,151,714
5.00%, 07/01/2037	1,405	1,500,724
5.00%, 07/01/2038	2,055	2,175,365
5.00%, 07/01/2039	1,845	1,940,760
Series 2024-C 5.00%, 07/01/2041	1,070	1,115,803
Series 2024-D 5.00%, 07/01/2043	4,165	4,313,917
Series 2024-E 5.00%, 07/01/2039	2,000	2,108,827
Series 2025-B 5.00%, 07/01/2033	3,665	4,022,990
5.00%, 07/01/2034	2,000	2,201,320
BAM Series 2025-A 5.00%, 07/01/2043	1,750	1,822,228
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2016-A 5.00%, 07/01/2036	1,130	1,132,978
Series 2021 5.00%, 07/01/2038	1,000	1,042,346
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2016-B 5.00%, 07/01/2030	1,495	1,505,551
Series 2023-A 5.00%, 07/01/2042	2,125	2,205,351
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA) Series 2016-B 5.00%, 07/01/2030	2,500	2,551,326
Series 2017-A 5.00%, 07/01/2025	1,545	1,545,000
Series 2018-B 5.00%, 07/01/2029	9,020	9,521,618
Series 2019-A 5.00%, 07/01/2027	1,045	1,095,335

	Principal Amount (000)	U.S. $ Value

Series 2020-A 5.00%, 07/01/2025	$785	$785,000
Series 2020-R 5.00%, 07/01/2025	700	700,000
Series 2024-A 5.00%, 07/01/2030	1,590	1,763,642
5.00%, 07/01/2032	26,740	30,384,352
Series 2025-A 5.00%, 07/01/2043	2,000	2,129,186
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	5,285	6,316,103
Series 2009-B 7.00%, 11/01/2034	5,555	6,627,201
Middle Fork Project Finance Authority (Middle Fork Project Finance Authority) Series 2020 5.00%, 04/01/2033	1,650	1,723,630
5.00%, 04/01/2034	1,100	1,143,776
5.00%, 04/01/2035	1,150	1,190,126
Northern California Energy Authority (Pacific Mutual Holding) Series 2024 5.00%, 12/01/2054	10,000	10,512,287
Peralta Community College District (Prerefunded - US Treasuries) Series 2016-A 5.00%, 08/01/2032	2,720	2,724,796
Pittsburg Successor Agency Redevelopment Agency (Pittsburg Successor Agency Redevelopment Agency) AG Series 2016-A 5.00%, 09/01/2027	2,785	2,857,476
Port of Los Angeles (Port of Los Angeles) Series 2024-A 5.00%, 08/01/2029	1,295	1,382,858
5.00%, 08/01/2030	2,110	2,278,460
5.00%, 08/01/2035	2,330	2,545,370
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 1) Series 2022 4.50%, 09/01/2037	2,905	2,864,321
5.00%, 09/01/2042	2,510	2,505,865
Riverside County Public Financing Authority (Prerefunded - US Treasuries) Series 2015 5.00%, 11/01/2028	3,395	3,420,829
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.646% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)	5,700	5,150,351

	Principal Amount (000)	U.S. $ Value

San Diego Community College District (Prerefunded - US Treasuries) Series 2016 4.00%, 08/01/2041	$4,000	$4,066,455
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2021-B 5.00%, 07/01/2028	5,245	5,502,932
Series 2023 5.00%, 07/01/2041	10,320	10,426,325
San Diego Unified School District/CA (San Diego Unified School District/CA) Series 2025-Z 5.00%, 07/01/2039	875	968,065
San Francisco City & County Public Utilities Commission Wastewater Revenue (San Francisco City & County Public Utilities Commission Wastewater Revenue) Series 2024 4.655%, 10/01/2027	2,650	2,686,356
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-A 5.00%, 05/01/2034	11,015	11,426,162
5.00%, 05/01/2035	1,000	1,032,813
Series 2019-E 5.00%, 05/01/2034	3,450	3,578,780
5.00%, 05/01/2035	3,275	3,382,462
5.00%, 05/01/2036	3,385	3,480,721
Series 2022-C 2.583%, 05/01/2030	1,625	1,512,946
Series 2024 5.00%, 05/01/2035	13,000	13,973,375
5.00%, 05/01/2036	1,950	2,072,592
5.00%, 05/01/2039	5,860	6,058,679
5.25%, 05/01/2044	10,000	10,238,529
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	2,840	3,114,596
San Mateo Joint Powers Financing Authority (County of San Mateo CA Lease) Series 2019-A 5.00%, 07/15/2026	3,310	3,396,301
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2029	1,000	1,009,829
5.00%, 09/01/2030	1,365	1,377,807
South San Francisco Unified School District (South San Francisco Unified School District) Series 2025 5.00%, 09/01/2026	3,510	3,606,004
5.00%, 09/01/2027	2,160	2,280,977
5.00%, 09/01/2029	1,000	1,102,526
5.00%, 09/01/2030	1,675	1,879,571
5.00%, 09/01/2032	1,380	1,591,421

	Principal Amount (000)	U.S. $ Value

Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	$3,500	$3,680,865
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2036	2,000	2,161,212
5.00%, 07/01/2039	2,000	2,104,213
5.00%, 07/01/2041	1,100	1,144,773
State of California (State of California) Series 2009 7.30%, 10/01/2039	1,000	1,156,559
7.55%, 04/01/2039	1,000	1,198,482
Series 2018 5.00%, 08/01/2025	1,885	1,888,250
Series 2019 5.00%, 04/01/2037	615	644,428
Series 2022 5.00%, 09/01/2036	7,780	8,534,299
Series 2023 5.00%, 09/01/2038	10,000	10,892,874
6.00%, 03/01/2033	4,000	4,347,090
Series 2024 5.15%, 09/01/2034	2,000	2,052,228
Series 2025 5.00%, 03/01/2042	5,000	5,359,021
5.00%, 03/01/2043	5,000	5,326,617
Sweetwater Union High School District (Sweetwater Union High School District) Series 2016 5.00%, 08/01/2030	3,205	3,245,581
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 4.00%, 06/01/2034	1,000	990,787
4.00%, 06/01/2036	1,015	990,488
4.00%, 06/01/2038	1,210	1,157,437
4.00%, 06/01/2040	1,150	1,072,422
5.00%, 06/01/2026	1,360	1,375,883
5.00%, 06/01/2027	1,500	1,539,895
5.00%, 06/01/2028	1,220	1,266,123
5.00%, 06/01/2030	1,500	1,581,141
5.00%, 06/01/2032	1,300	1,368,317
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment) Series 2020 5.00%, 10/01/2031	500	522,275
5.00%, 10/01/2032	950	987,330
5.00%, 10/01/2034	600	619,319
5.00%, 10/01/2035	600	617,020
5.00%, 10/01/2036	800	819,392
5.00%, 10/01/2037	1,375	1,400,648
5.00%, 10/01/2038	1,000	1,012,705

	Principal Amount (000)	U.S. $ Value

University of California (University of California) Series 2017-A 5.00%, 05/15/2028	$1,000	$1,041,316
5.00%, 05/15/2029	3,000	3,119,062
5.00%, 05/15/2031	2,465	2,554,348
Series 2017-M 5.00%, 05/15/2031	4,000	4,143,506
Series 2023-B 4.693%, 05/15/2033	6,260	6,319,994
Series 2024-B 5.00%, 05/15/2026	20,000	20,412,580
Washington Township Health Care District (Washington Township Health Care District) Series 2023-A 5.00%, 07/01/2040	400	400,260
5.00%, 07/01/2041	360	355,575
5.00%, 07/01/2042	350	342,328
5.00%, 07/01/2043	275	266,916
AG Series 2023-B 4.125%, 08/01/2041	750	738,441
4.125%, 08/01/2042	275	268,585
4.25%, 08/01/2043	370	363,285
Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue) Series 2024-A 5.00%, 06/01/2026	10,000	10,148,147

		866,825,021

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(b)	610	634,561

Florida – 0.1%
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2033	175	126,020
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030	150	123,051
Zero Coupon, 10/01/2031	185	145,020
Zero Coupon, 10/01/2032	100	74,862
Zero Coupon, 10/01/2033	250	177,131
Zero Coupon, 10/01/2034	270	182,882
New River Community Development District (New River Community Development District) Series 2006-B 5.00%, 05/01/2013(d) (e)	405	4

		828,970

Georgia – 0.2%
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2032	460	482,559
5.00%, 01/01/2035	250	259,864
5.00%, 01/01/2036	1,590	1,646,426

		2,388,849

	Principal Amount (000)	U.S. $ Value

Guam – 2.2%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 2.899%, 10/01/2027	$825	$798,902
Series 2023 5.00%, 10/01/2028	1,045	1,073,207
5.125%, 10/01/2034	140	146,816
5.375%, 10/01/2040	275	283,946
Series 2024-A 5.00%, 10/01/2027	155	158,562
5.00%, 10/01/2031	600	628,507
5.00%, 10/01/2033	600	628,230
5.00%, 10/01/2034	450	469,141
Guam Department of Education (Guam Dept. of Education COP) Series 2020 4.25%, 02/01/2030	1,500	1,487,737
5.00%, 02/01/2040	1,090	1,052,130
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(b)	2,050	2,047,133
Guam Power Authority (Guam Power Authority) Series 2022-A 5.00%, 10/01/2028	3,000	3,167,743
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	1,000	1,019,488
5.00%, 12/01/2029	455	463,138
5.00%, 12/01/2030	730	742,609
5.00%, 12/01/2032	675	684,952
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	405	412,937
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2030	2,625	2,631,560
Series 2015-D 5.00%, 11/15/2025	1,140	1,145,229
Series 2021-F 5.00%, 01/01/2031	1,000	1,059,452
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2027	795	818,966
5.00%, 11/01/2028	955	994,639
5.00%, 11/01/2029	1,000	1,051,506
5.00%, 11/01/2030	320	338,898

		23,305,428

	Principal Amount (000)	U.S. $ Value

Illinois – 0.6%
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2032	$100	$100,359
5.00%, 09/01/2033	200	199,611
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-B 5.00%, 12/15/2026	3,250	3,335,227
Village of Bolingbrook IL Sales Tax Revenue (Village of Bolingbrook IL Sales Tax Revenue) Series 2005 6.00%, 01/01/2026(d) (f) (g)	4,450	3,159,500

		6,794,697

Indiana – 0.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(d) (g)	25	2

Kentucky – 0.4%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 5.00%, 02/01/2026	230	231,638
5.00%, 02/01/2027	260	265,945
5.00%, 02/01/2030	160	168,733
5.00%, 02/01/2031	200	206,606
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2029	3,500	3,569,317

		4,442,239

Michigan – 0.2%
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2031	1,745	1,802,646

Missouri – 0.0%
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	150	155,354

Nevada – 0.0%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(b)	145	141,553

New Jersey – 1.4%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	1,410	1,436,183

	Principal Amount (000)	U.S. $ Value

5.00%, 06/15/2029	$6,660	$6,768,490
Series 2018-A 5.00%, 06/15/2028	2,710	2,758,753
5.00%, 06/15/2029	1,290	1,311,624
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2026	1,000	1,010,559
5.00%, 06/01/2028	1,000	1,032,172

		14,317,781

New York – 0.0%
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	220	212,997

Ohio – 0.1%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 5.00%, 06/01/2036	1,175	1,205,219

Pennsylvania – 0.1%
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Revenue) Series 2018 5.00%, 05/01/2033(b)	1,000	1,021,085

Puerto Rico – 0.9%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	1,680	1,161,435
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(b)	2,440	2,535,695
5.00%, 07/01/2035(b)	1,735	1,782,375
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2027	1,720	1,726,615
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.25%, 01/01/2040	1,665	1,837,907

		9,044,027

Washington – 0.1%
Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2031	825	877,484

	Principal Amount (000)	U.S. $ Value

Wisconsin – 0.3%
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(b)	$730	$731,222
5.00%, 10/01/2026(b)	770	779,187
5.00%, 10/01/2027(b)	805	822,191
5.00%, 10/01/2028(b)	700	720,270
5.00%, 10/01/2029(b)	320	330,649

		3,383,519

Total Long-Term Municipal Bonds (cost $965,263,211)		937,381,432

Short-Term Municipal Notes – 8.1%
California – 8.1%
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Water System Revenue) Series 2024, Class A 3.20%, 10/01/2054(h)	3,310	3,310,000
City of Los Angeles CA (City of Los Angeles CA) Series 2025 5.00%, 06/25/2026(i)	50,000	51,007,995
County of Riverside CA (County of Riverside CA) Series 2024-A 3.00%, 10/17/2025	2,500	2,498,243
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA) Series 2024-Q 5.00%, 07/01/2025	4,540	4,540,000
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.37%, 10/01/2047(b) (h)	5,000	5,000,000
Peralta Community College District (Peralta Community College District) Series 2025 5.00%, 08/01/2025	5,360	5,369,437
State of California (State of California) Series 2024-A 0.50%, 05/01/2054(h)	4,600	4,600,000
0.90%, 05/01/2053(h)	8,220	8,220,000

Total Short-Term Municipal Notes (cost $84,449,162)		84,545,675

Total Municipal Obligations (cost $1,049,712,373)		1,021,927,107

	Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.5%
Agency CMBS – 0.5%
California Housing Finance Agency Series 2021-3, Class X 0.792%, 08/20/2036(c)	$3,207	$146,673
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class AUS 2.032%, 01/25/2038	4,757	3,791,698
Series 2022-ML13, Class ACA 2.875%, 07/25/2036	934	862,111
Series 2022-ML13, Class XCA 0.964%, 07/25/2036(c)	2,523	134,639

Total Commercial Mortgage-Backed Securities (cost $6,011,145)		4,935,121

ASSET-BACKED SECURITIES – 0.1%
Autos - Fixed Rate – 0.1%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b) (cost $702,260)	702	712,238

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C02, Class 1M2 10.42% (CME Term SOFR + 6.11%), 09/25/2028(a)	11	10,987
Series 2015-C03, Class 1M2 9.42% (CME Term SOFR + 5.11%), 07/25/2025(a)	19	18,755
Series 2016-C01, Class 1M2 11.17% (CME Term SOFR + 6.86%), 08/25/2028(a)	35	36,177

Total Collateralized Mortgage Obligations (cost $65,603)		65,919

Total Investments – 98.5% (cost $1,056,491,381)(j)		1,027,640,385
Other assets less liabilities – 1.5%		15,407,836

Net Assets – 100.0%		$1,043,048,221

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	(5.00)%	Quarterly	3.18%	USD	7,600	$(583,005)	$(344,919)	$(238,086)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	19,630	10/15/2028	CPI#	2.565%	Maturity	$(23,784)	$—	$(23,784)
USD	17,750	10/15/2029	2.569%	CPI#	Maturity	(19,586)	—	(19,586)
USD	17,250	10/15/2029	2.485%	CPI#	Maturity	50,003	—	50,003
USD	13,425	10/15/2029	2.516%	CPI#	Maturity	19,060	—	19,060
USD	13,413	10/15/2029	2.451%	CPI#	Maturity	60,450	—	60,450
USD	13,412	10/15/2029	2.499%	CPI#	Maturity	29,922	—	29,922
USD	20,620	10/15/2030	CPI#	2.531%	Maturity	18,717	—	18,717

						$134,782	$—	$134,782

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,000	10/15/2030	1 Day SOFR	4.092%	Annual	$59,351	$—	$59,351
USD	10,000	08/15/2031	1 Day SOFR	4.053%	Annual	293,847	—	293,847
USD	13,500	06/01/2032	1 Day SOFR	3.717%	Annual	148,901	(536)	149,437
USD	6,200	06/15/2034	3.543%	1 Day SOFR	Annual	51,675	713	50,962
USD	11,000	08/15/2034	3.545%	1 Day SOFR	Annual	194,986	—	194,986
USD	6,100	08/15/2034	3.231%	1 Day SOFR	Annual	264,675	—	264,675
USD	4,900	08/15/2034	3.304%	1 Day SOFR	Annual	189,194	—	189,194
USD	3,670	08/15/2034	3.272%	1 Day SOFR	Annual	143,554	—	143,554
USD	9,000	02/15/2035	3.893%	1 Day SOFR	Annual	(158,229)	—	(158,229)

						$1,187,954	$177	$1,187,777

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	12,395	10/09/2029	1.125%	SIFMA*	Quarterly	$806,913	$—	$806,913

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2025.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $81,200,810 or 7.8% of net assets.

(c)	IO - Interest Only.
(d)	Non-income producing security.
(e)	Defaulted matured security.
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2025.
(g)	Defaulted.
(h)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(i)	When-Issued or delayed delivery security.
(j)

As of June 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,930,012 and gross unrealized depreciation of investments was $(33,889,622), resulting in net unrealized depreciation of $(26,959,610).

As of June 30, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.5% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

AMBAC – Ambac Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CHF – Collegiate Housing Foundation

CME – Chicago Mercantile Exchange

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

June 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$937,381,432	$—	$937,381,432
Short-Term Municipal Notes	—	84,545,675	—	84,545,675
Commercial Mortgage-Backed Securities	—	4,935,121	—	4,935,121
Asset-Backed Securities	—	712,238	—	712,238
Collateralized Mortgage Obligations	—	65,919	—	65,919

Total Investments in Securities	—	1,027,640,385	—	1,027,640,385
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	178,152	—	178,152
Centrally Cleared Interest Rate Swaps	—	1,346,183	—	1,346,183
Interest Rate Swaps	—	806,913	—	806,913
Liabilities:
Centrally Cleared Credit Default Swaps	—	(583,005)	—	(583,005)
Centrally Cleared Inflation (CPI) Swaps	—	(43,370)	—	(43,370)
Centrally Cleared Interest Rate Swaps	—	(158,229)	—	(158,229)

Total	$—	$1,029,187,029	$—	$1,029,187,029

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.